SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 6,489,084	$ 6,438,346
Property, plant and equipment	3,285,028	3,394,670
Exploration and evaluation assets	36,332,411	31,823,982
Canada [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,282,266	3,198,344
Property, plant and equipment	9,990	10,714
Barbados [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,393,192	493,552
Botswana country [member]
IfrsStatementLineItems [Line Items]
Current assets	2,813,626	2,746,450
Property, plant and equipment	3,275,038	3,383,956
Exploration and evaluation assets	$ 36,332,411	$ 31,823,982